Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Financial Instruments

	2018		2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	204,763	204,763	189,763	189,763
Restricted cash	15,763	15,763	12,910	12,910
Investments	1,000	1,000	1,000	1,000
Debt	(1,607,122)	(1,607,122)	(1,763,082)	(1,762,938)

Schedule of Derivative Instruments - Statements of Financial Position Location

		Asset Derivatives		Liability Derivatives
		December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair value	—	—	30	1,378
	Financial instruments—Fair Value, net of current portion	—	—	4,970	589

Subtotal		—	—	5,000	1,967

		Asset Derivatives		Liability Derivatives
		December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair value	—	—	18	—
	Financial instruments—Fair Value, net of current portion	—	—	20	—
Bunker swaps	Current portion of financial instruments—Fair value	—	5,715	—	—
Bunker swaps	Financial instruments—Fair Value, net of current portion	—	1,312	3,972	—
Bunker call options	Current portion of financial instruments—Fair value	217	—	—	—
Bunker call options	Financial instruments—Fair Value, net of current portion	133	118	—	—

Subtotal		350	7,145	4,010	—

Total derivatives		350	7,145	9,010	1,967

Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion)

Derivative	Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative

		Amount
	(Effective Portion)	2018	2017	2016
Interest rate swaps		(4,316)	(3,692)	3,015

Total		(4,316)	(3,692)	3,015

Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)

	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location

Derivative		Amount
		2018	2017	2016
Interest rate swaps	Depreciation expense	(189)	(189)	(156)
Interest rate swaps	Interest and finance costs, net	(772)	(2,511)	(3,243)

Total		(961)	(2,700)	(3,399)

Schedule of Derivatives Not Designated As Hedging Instruments - Net effect on the Statement Of Comprehensive Income

	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive (Loss) Income Location
Derivative		Amount
		2018	2017	2016
Interest rate swaps	Interest and finance costs, net	(39)	—	(47)
Bunker swaps	Interest and finance costs, net	(1,142)	5,903	2,586
Bunker call options	Interest and finance costs, net	231	(213)	909

Total		(950)	5,690	3,448

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

Recurring measurements:	December 31, 2018	December 31, 2017
Interest rate swaps	(5,038)	(1,967)
Bunker swaps	(3,972)	7,027
Bunker call options	350	118

	(8,660)	5,178